SEGMENT REPORTING - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets
Cash and Due from Banks	$ 6,747,884,353	$ 4,023,323,415
Debt Securities at Fair Value through Profit or Loss	1,095,889,678	1,207,056,327
Derivative Financial Instruments	6,523,967	71,138,490
Repurchase Transactions	0	2,358,830,105
Other Financial Assets	618,712,227	359,494,922
Loans and Other Financing	8,727,696,976	6,209,644,675
Other Debt Securities	3,264,136,319	3,883,122,914
Financial Assets Pledged as Collateral	1,213,681,827	869,937,069
Current Income Tax Assets	5,814,307	4,124,118
Investments in Equity Instruments	22,918,406	19,427,399
Investments in Subsidiaries, Associates and Joint Ventures	2,704,791	5,342,615
Property, Plant and Equipment	736,738,306	716,134,762
Intangible Assets	245,048,058	249,183,915
Deferred Income Tax Assets	91,913,223	382,506,910
Insurance Contract Assets	18,941,639	19,798,609
Reinsurance Contract Assets	49,138,564	57,684,449
Other Non-financial Assets	127,635,141	156,723,779
Non-current Assets Held for Sale	19,114	151,024
Total Assets	22,975,396,896	20,593,625,497
Liabilities
Deposits	13,703,215,305	11,505,796,543
Liabilities at fair value through profit or loss	5,357,923	99,752,488
Derivative Financial Instruments	29,212,121	24,670,981
Repurchase Transactions	43,568,267	47,061,623
Other Financial Liabilities	3,219,072,518	2,566,789,182
Financing Received from the Argentine Central Bank and Other Financial Institutions	266,868,382	278,441,132
Debt Securities	194,294,170	186,896,801
Current Income Tax Liabilities	49,656,547	549,107,583
Subordinated Debt Securities	245,154,965	414,476,406
Provisions	82,058,545	41,098,207
Deferred Income Tax Liabilities	56,956,926	34,985,050
Insurance Contracts Liabilities	179,418,333	213,072,128
Reinsurance Contracts Liabilities	918,578	4,361,482
Other Non-financial Liabilities	460,366,857	560,736,440
Total Liabilities	18,536,119,437	16,527,246,046
Operating segments | Bank
Assets
Cash and Due from Banks	6,605,247,649	3,877,395,117
Debt Securities at Fair Value through Profit or Loss	867,390,117	932,449,238
Derivative Financial Instruments	6,523,967	71,096,852
Repurchase Transactions	20,477,074	2,189,005,437
Other Financial Assets	393,365,755	247,886,152
Loans and Other Financing	6,198,773,262	4,498,093,601
Other Debt Securities	2,926,217,595	3,611,947,185
Financial Assets Pledged as Collateral	1,122,194,752	778,682,816
Current Income Tax Assets	0	0
Investments in Equity Instruments	15,770,745	13,903,576
Investments in Subsidiaries, Associates and Joint Ventures	2,704,791	5,342,615
Property, Plant and Equipment	663,480,258	636,056,023
Intangible Assets	208,011,493	207,346,031
Deferred Income Tax Assets	0	263,304,647
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	77,238,158	113,182,701
Non-current Assets Held for Sale	19,114	151,024
Total Assets	19,107,414,730	17,445,843,015
Liabilities
Deposits	13,193,043,991	11,177,609,307
Liabilities at fair value through profit or loss	1,075,018	99,752,488
Derivative Financial Instruments	29,212,121	37,694,864
Repurchase Transactions	43,568,267	47,061,623
Other Financial Liabilities	1,456,027,280	1,342,736,495
Financing Received from the Argentine Central Bank and Other Financial Institutions	51,935,637	87,722,297
Debt Securities	99,939,615	31,319,030
Current Income Tax Liabilities	18,323,231	475,941,400
Subordinated Debt Securities	245,154,965	418,859,372
Provisions	77,802,736	34,880,377
Deferred Income Tax Liabilities	36,126,962	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0	0
Other Non-financial Liabilities	295,792,403	380,239,256
Total Liabilities	15,548,002,226	14,133,816,509
Operating segments | Naranja X
Assets
Cash and Due from Banks	52,055,839	39,307,493
Debt Securities at Fair Value through Profit or Loss	92,170,172	127,730,276
Derivative Financial Instruments	0	13,062,447
Repurchase Transactions	0	212,925,524
Other Financial Assets	152,858,915	13,159,734
Loans and Other Financing	2,679,260,251	1,835,594,015
Other Debt Securities	306,833,465	238,827,451
Financial Assets Pledged as Collateral	85,512,486	64,271,009
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Investments in Subsidiaries, Associates and Joint Ventures	0	0
Property, Plant and Equipment	64,862,976	65,705,155
Intangible Assets	15,813,860	17,702,550
Deferred Income Tax Assets	34,281,906	59,222,491
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	22,565,346	14,334,951
Non-current Assets Held for Sale	0	0
Total Assets	3,506,215,216	2,701,843,096
Liabilities
Deposits	656,026,577	414,436,075
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	20,477,074	43,100,856
Other Financial Liabilities	1,551,255,120	1,076,171,379
Financing Received from the Argentine Central Bank and Other Financial Institutions	355,554,912	305,681,236
Debt Securities	97,899,435	179,803,454
Current Income Tax Liabilities	9,140,950	20,049,601
Subordinated Debt Securities	0	0
Provisions	3,347,056	4,373,927
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0	0
Other Non-financial Liabilities	107,779,877	102,247,570
Total Liabilities	2,801,481,001	2,145,864,098
Operating segments | Insurance
Assets
Cash and Due from Banks	2,523,612	9,083,062
Debt Securities at Fair Value through Profit or Loss	67,964,063	139,133,833
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	17,106,981	31,214,180
Loans and Other Financing	0	0
Other Debt Securities	31,368,552	32,348,278
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	5,814,307	3,921,023
Investments in Equity Instruments	324,267	228,784
Investments in Subsidiaries, Associates and Joint Ventures	0	0
Property, Plant and Equipment	5,882,487	12,955,916
Intangible Assets	17,813,202	19,964,739
Deferred Income Tax Assets	47,999,512	56,648,006
Insurance Contract Assets	18,941,639	19,798,609
Reinsurance Contract Assets	49,138,564	57,684,449
Other Non-financial Assets	5,543,419	4,834,985
Non-current Assets Held for Sale	0	0
Total Assets	270,420,605	387,815,864
Liabilities
Deposits	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	3,411,449	18,020,090
Subordinated Debt Securities	0	0
Provisions	855,458	1,640,554
Deferred Income Tax Liabilities	13,273,556	26,109,433
Insurance Contracts Liabilities	179,448,272	213,080,437
Reinsurance Contracts Liabilities	918,578	4,361,482
Other Non-financial Liabilities	36,714,427	56,251,658
Total Liabilities	234,621,740	319,463,654
Operating segments | Other Businesses
Assets
Cash and Due from Banks	227,067,456	163,909,498
Debt Securities at Fair Value through Profit or Loss	71,626,912	36,351,629
Derivative Financial Instruments	0	3,074
Repurchase Transactions	0	0
Other Financial Assets	62,749,942	87,135,779
Loans and Other Financing	6,037,312	8,755,735
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	5,974,589	26,983,244
Current Income Tax Assets	0	203,095
Investments in Equity Instruments	6,823,394	5,295,039
Investments in Subsidiaries, Associates and Joint Ventures	0	0
Property, Plant and Equipment	2,512,585	1,417,668
Intangible Assets	3,409,503	4,170,595
Deferred Income Tax Assets	9,631,805	3,331,766
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	22,288,218	24,371,158
Non-current Assets Held for Sale	0	0
Total Assets	418,121,716	361,928,280
Liabilities
Deposits	0	12,433
Liabilities at fair value through profit or loss	4,282,905	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	227,523,555	163,198,184
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	1,104,148
Debt Securities	0	0
Current Income Tax Liabilities	18,780,917	35,096,492
Subordinated Debt Securities	0	0
Provisions	53,295	203,349
Deferred Income Tax Liabilities	7,556,408	8,875,617
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0	0
Other Non-financial Liabilities	20,592,761	23,416,320
Total Liabilities	278,789,841	231,906,543
Adjustments
Assets
Cash and Due from Banks	(139,010,203)	(66,371,755)
Debt Securities at Fair Value through Profit or Loss	(3,261,586)	(28,608,649)
Derivative Financial Instruments	0	(13,023,883)
Repurchase Transactions	(20,477,074)	(43,100,856)
Other Financial Assets	(7,369,366)	(19,900,923)
Loans and Other Financing	(156,373,849)	(132,798,676)
Other Debt Securities	(283,293)	0
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Investments in Subsidiaries, Associates and Joint Ventures	0	0
Property, Plant and Equipment	0	0
Intangible Assets	0	0
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	0	(16)
Non-current Assets Held for Sale	0	0
Total Assets	(326,775,371)	(303,804,758)
Liabilities
Deposits	(145,855,263)	(86,261,272)
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	(13,023,883)
Repurchase Transactions	(20,477,074)	(43,100,856)
Other Financial Liabilities	(15,733,437)	(15,316,876)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(140,622,167)	(116,066,549)
Debt Securities	(3,544,880)	(24,225,683)
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	0	(4,382,966)
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	(29,939)	(8,309)
Reinsurance Contracts Liabilities	0	0
Other Non-financial Liabilities	(512,611)	(1,418,364)
Total Liabilities	$ (326,775,371)	$ (303,804,758)